Stock-Based Compensation (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Stock Option Plans
Stock-Based Benefit Plans
Intrinsic value of options exercised	$ 11.0
Percentage of options vesting on the first anniversary	25.00%
Percentage of options vesting every quarter after the first anniversary	6.25%
Unrecognized stock-based compensation	$ 5.8
Estimated amortization period	1 year
Summary of stock options activities- Number of Shares
Outstanding at the beginning of the period (in shares)	10.9	16.8	16.8
Granted (in shares)		3.6	5.2
Exercised (in shares)	(1.4)	(4.1)	(1.1)
Forfeited (in shares)	(0.6)	(0.5)	(1.1)
Cancelled (in shares)	(0.7)	(4.9)	(3.0)
Outstanding at the end of the period (in shares)	8.2	10.9	16.8
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 10.42	$ 21.54	$ 33.65
Granted (in dollars per share)		$ 11.91	$ 6.13
Exercised (in dollars per share)	$ 5.84	$ 7.71	$ 4.56
Forfeited or cancelled (in dollars per share)	$ 7.03	$ 5.99	$ 6.37
Cancelled (in dollars per share)	$ 26.32	$ 52.52	$ 74.57
Outstanding at the end of the period (in dollars per share)	$ 10.02	$ 10.42	$ 21.54
Stock Option Plans | Minimum
Stock-Based Benefit Plans
Vesting period	3 years
Stock Option Plans | Maximum
Stock-Based Benefit Plans
Vesting period	4 years
Focal stock options | Minimum
Stock-Based Benefit Plans
Vesting period	3 years
Focal stock options | Maximum
Stock-Based Benefit Plans
Vesting period	4 years
New Hire stock options | Maximum
Stock-Based Benefit Plans
Vesting period	4 years